Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%
Tax law description	The U.S. federal income tax rate of 21% plus the Colorado income tax rate of 4.63% - combined rate of 25.63% - is being used due to the new tax law recently enacted.
Net operating loss carry forwards	$ 0
Income tax description	Future taxable income from the year 2018 to 2036